Convertible Promissory Notes (Details) - USD ($)		12 Months Ended
	Jul. 19, 2023	Dec. 31, 2023	Dec. 31, 2022
Convertible Promissory Notes [Line Items]
Convertible promissory notes		$ 22,500,000
Convertible Promissory Note [Member]
Convertible Promissory Notes [Line Items]
Accrued interest		5.00%
PSQ Holdings Inc [Member]
Convertible Promissory Notes [Line Items]
Balance upon shares conversion	$ 100,000,000